UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2010

Institutional Investment Manger Filing this Report:
				Name: 			Mariner Wealth Advisors, LLC
				Address: 		4200 West 115th St.
       							Suite 100.
							Leawood, KS 66211
				13F File Number		28-13550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the rreport is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager

Name: 				Braden M. Perry
Title: 				Chief Compliance Officer
Phone: 				(913)647-9700
Signature,			Place,				and Date of Signing:
Braden M. Perry			Leawood, KS			November 12, 2010

List of other Mangers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 83
Form 13F Information TAble Value Total: $177,474

FORM 13F INFORMATION TABLE
                                                                                                Voting Authority
                                                                                                --------------------------
                                                       Value   Shares/   Sh/    Put/    Invstmt Other
Name of Issuer                     Title ofCUSIP       (x$1000)Prn Amt   Prn    Call    Dscretn ManagersSole    Shared  None
------------------------------     -----------------   ----------------  ---    ----    ------- --------------------------------

Abbott Laboratories                COM     002824100   585     11194     SH             Sole            11194
Apple Inc                          COM     037833100   1313    4628.5    SH             Sole            4628.5
Atlantic Prem Brands Ltd           COM     04878p105   2       10000     SH             Sole            10000
Avon Products Inc                  COM     054303102   323     10056     SH             Sole            10056
Bank of America Corporation        COM     060505104   853     65080     SH             Sole            65080
Barrick Gold Corp                  COM     067901108   363     7852.5    SH             Sole            7852.5
Bed Bath & Beyond Inc              COM     075896100   377     8682.5    SH             Sole            8682.5
Benchmark Electronics Inc          COM     08160h101   415     25289     SH             Sole            25289
Berkshire Hathaway Inc Cl A        COM     084670108   747     6         SH             Sole            6
Bristol-Myers Squibb Co            COM     110122108   745     27480     SH             Sole            27480
Celgene Corp                       COM     151020104   374     6492.5    SH             Sole            6492.5
Cerner Corp                        COM     156782104   1242    14793.06  SH             Sole            14793.06
Cisco Systems Inc                  COM     17275r102   650     29690.5   SH             Sole            29690.5
Commerce Bancshares Inc            COM     200525103   303     8050      SH             Sole            8050
CVS Caremark Corporation           COM     126650100   511     16253     SH             Sole            16253
Disney Walt Co Disney              COM     254687106   448     13524.5   SH             Sole            13524.5
DST Systems Inc                    COM     233326107   328     7304      SH             Sole            7304
Exxon Mobile Corp                  COM     30231g102   1225    19824     SH             Sole            19824
First Horizon Natl Corp            COM     320517105   276     24207     SH             Sole            24207
Ford Motor Co                      COM     345370860   133     10843     SH             Sole            10843
Franklin Resources Inc             COM     354613101   402     3757.5    SH             Sole            3757.5
General Electric Co                COM     369604103   263     16179.54  SH             Sole            16179.54
General Mills Inc                  COM     370334104   428     11711     SH             Sole            11711
Geopark Holdings Limited USD       COM     g38327105   102     10530     SH             Sole            10530
Hartford Financial Services Gr     COM     416515104   294     12806     SH             Sole            12806
Henry Jack & Assoc Inc             COM     426281101   346     13582     SH             Sole            13582
Inergy Holdings LP                 COM     45661q107   49995   1654383   SH             Sole            1654383
Intl Business Machines             COM     459200101   554     4131      SH             Sole            4131
Johnson & Johnson                  COM     478160104   413     6662      SH             Sole            6662
Kansas City Southern               COM     485170302   1132    30262     SH             Sole            30262
L-3 Communications Holdings In     COM     502424104   273     3783      SH             Sole            3783
Lubrizol Corp                      COM     549271104   584     5510.5    SH             Sole            5510.5
Marshall & Ilsley Corp             COM     571837103   88      12556     SH             Sole            12556
Marvell Technology Group Ltd       COM     g5876h105   518     29603.5   SH             Sole            29603.5
MasterCard Inc Cl A                COM     57636q104   424     1892      SH             Sole            1892
Monsanto Co                        COM     61166w101   300     6262      SH             Sole            6262
Nexxus Lighting Inc                COM     65338e105   1660    771985    SH             Sole            771985
Nike Inc Cl B                      COM     654106103   789     9845      SH             Sole            9845
Odyssey Marine Exploration Inc     COM     676118102   91      50000     SH             Sole            50000
Oneok Inc                          COM     682680103   480     10648.5   SH             Sole            10648.5
Oracle Corp                        COM     68389x105   466     17347.5   SH             Sole            17347.5
Panera Bread Co Cl A               COM     69840w108   451     5091      SH             Sole            5091
PepsiCo Inc                        COM     713448108   292     4392      SH             Sole            4392
Petrohawk Energy Corp              COM     716495106   2122    131460    SH             Sole            131460
Philip Morris Intl Inc             COM     718172109   208     3705      SH             Sole            3705
Procter & Gamble Co                COM     742718109   2528    42156.46  SH             Sole            42156.46
Qualcomm Inc                       COM     747525103   395     8755      SH             Sole            8755
Sirius XM Radio Inc                COM     82967n108   59      49070     SH             Sole            49070
Sysco Corp                         COM     871829107   338     11839     SH             Sole            11839
TECO Energy Inc                    COM     872375100   353     20395     SH             Sole            20395
Thermo Fisher Scientific Inc       COM     883556102   839     17524     SH             Sole            17524
Union Pacific Corp                 COM     907818108   484     5918.5    SH             Sole            5918.5
United Technologies Corp           COM     913017109   378     5312.5    SH             Sole            5312.5
US Bancorp Del                     COM     902973304   548     25369     SH             Sole            25369
Verizon Communications Inc         COM     92343v104   367     11262     SH             Sole            11262
Wal-Mart Stores Inc                COM     931142103   271     5072      SH             Sole            5072
Yum Brands Inc                     COM     988498101   280     6070      SH             Sole            6070
Nestle SA Sp ADR                   ADR     641069406   235     4387      SH             Sole            4387
Teva Pharmaceutical Industries     ADR     881624209   373     7062.5    SH             Sole            7062.5
Unilever NV NY                     ADR     904784709   374     12502.5   SH             Sole            12502.5
Tortoise Energy Cap Corp           MF      89147u100   1089    42112     SH             Sole            42112
Tortoise Energy Infrastructure     MF      89147l100   4169    121716.893SH             Sole            121716.9
iShares FTSE Xinhua Index          ETF     464287184   5842    136423    SH             Sole            136423
iShares Inc MSCI Australia         ETF     464286103   3430    144490    SH             Sole            144490
iShares Inc MSCI German            ETF     464286806   219     9975      SH             Sole            9975
iShares Inc MSCI Pacific ex-Ja     ETF     464286665   3477    78478     SH             Sole            78478
iShares Inc MSCI United Kingdo     ETF     464286699   438     26755     SH             Sole            26755
iShares MSCI Emerg Mkt             ETF     464287234   4651    103893    SH             Sole            103893
iShares S&P Latin America 40       ETF     464287390   7183    142122    SH             Sole            142122
iShares S&P North American Nat     ETF     464287374   4394    126486    SH             Sole            126486
iShares Tr DJ Med Devices          ETF     464288810   3733    69280     SH             Sole            69280
JPMorgan Chase & Co Alerian ML     ETF     46625h365   4217    124986    SH             Sole            124986
Market Vectors Brazil Small Ca     ETF     57060u613   11946   212596    SH             Sole            212596
PowerShares India                  ETF     73935l100   4581    181355    SH             Sole            181355
PowerShares Intl Div Achievers     ETF     73935x716   335     22880     SH             Sole            22880
RevenueShares ETF Tr Small Cap     ETF     761396308   4554    163685    SH             Sole            163685
Select Sector SPDR Tr SBI Tech     ETF     81369y803   3249    141125    SH             Sole            141125
SPDR Dow Jones Industrial Avrg     ETF     78467x109   227     2107      SH             Sole            2107
SPDR S&P 500 ETF Ser 1 S&P         ETF     78462f103   322     2822      SH             Sole            2822
SPDR S&P Mid Cap 400 ETF Tr        ETF     78467y107   8478    58230     SH             Sole            58230
Vanguard REIT ETF                  ETF     922908553   1808    34725.02  SH             Sole            34725.02
Vanguard Specialized Portfolio     ETF     921908844   4773    97963     SH             Sole            97963
WisdomTree Dreyfus Curr ETF        ETF     97717w133   5175    225800    SH             Sole            225800
Inergy LP                          MLP     456615103   7474    188489.65 SH             Sole            188489.7